Short Term Loan (Details) - USD ($)		12 Months Ended
	Dec. 18, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Short Term Loans (Textual)
Short term loans, term	One year
Short-term loans borrowed	$ 3,780,490
Short term loans, maturity date	Dec. 17, 2018
Annual interest rate	5.22%
Repayment of short term loans			$ 1,510,962	$ 7,478,890
Interest expenses		$ 1,609	$ 50,383	$ 278,363